Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 466	$ 482
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	0	(10)
Fair value at the end of the period	466	472
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	32	31
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	1	0
Fair value at the end of the period	$ 33	$ 31